DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS
1. DESCRIPTION OF BUSINESS

nDivision Inc. (“nDivision” or the “Company”) was incorporated under the laws of the state of Texas. nDivision’s registered office is located at located at 7301 N. State Highway 161, Suite 100, Irving, TX, 75039. The Company provides managed IT services and project-based professional services in the information technology industry, selling its services directly to customers and through global service providers (GSP). The Company operates in most states of the United States of America.